Credit Suisse Trust - Commodity Return Strategy Portfolio
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTE (3.2%)
$30,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, Aa1)	05/23/23	3.080	$19,715,329

UNITED STATES AGENCY OBLIGATIONS (32.4%)
11,900	Federal Farm Credit Banks, SOFR + 0.310% (2)	(AA+, Aaa)	11/07/22	3.270	11,903,272
5,300	Federal Farm Credit Banks, USBMMY3M + 0.420% (2)	(AA+, Aaa)	11/07/22	3.717	5,303,142
2,600	Federal Farm Credit Banks, SOFR + 0.040% (2)	(AA+, Aaa)	05/15/24	3.000	2,600,928
7,000	Federal Farm Credit Banks, USBMMY3M + 0.035% (2)	(AA+, Aaa)	05/03/23	3.332	7,002,176
36,500	Federal Farm Credit Banks, SOFR + 0.380% (2)	(AA+, Aaa)	05/08/23	3.340	36,576,121
1,000	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	963,736
5,000	Federal Farm Credit Banks, SOFR + 0.025% (2)	(AA+, Aaa)	09/27/23	2.985	5,000,854
2,000	Federal Farm Credit Banks, SOFR + 0.135% (2)	(AA+, Aaa)	11/06/23	3.095	2,002,362
7,400	Federal Farm Credit Banks, SOFR + 0.040% (2)	(AA+, Aaa)	02/05/24	3.000	7,397,923
7,300	Federal Home Loan Banks, SOFR + 0.030% (2)	(AA+, Aaa)	10/20/22	2.990	7,300,074
7,900	Federal Home Loan Banks, SOFR + 0.005% (2)	(AA+, Aaa)	10/21/22	2.965	7,900,058
6,000	Federal Home Loan Banks, SOFR + 0.015% (2)	(AA+, Aaa)	03/15/23	2.975	5,999,363
5,000	Federal Home Loan Banks, SOFR + 0.035% (2)	(AA+, Aaa)	05/19/23	2.995	5,000,864
3,700	Federal Home Loan Banks	(AA+, Aaa)	02/28/24	2.125	3,592,367
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,755,972
5,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	5,476,652
6,100	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/26/23	0.250	5,929,927
6,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	5,621,112
7,643	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	7,131,746
7,100	Federal Home Loan Mortgage Corp. (4)	(AA+, Aaa)	07/21/25	0.375	6,372,519
6,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	6,134,109
9,000	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	8,785,784
14,200	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	13,793,166
900	Federal National Mortgage Association (4)	(AA+, Aaa)	11/27/23	0.250	860,073
2,300	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	2,145,040
13,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/24	3.875	12,885,860
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,469,793
7,500	Federal National Mortgage Association (4)	(AA+, Aaa)	06/17/25	0.500	6,781,358
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $201,855,140)					197,686,351

UNITED STATES TREASURY OBLIGATIONS (62.5%)
5,900	United States Treasury Bills (5)	(AA+, Aaa)	03/23/23	1.588	5,797,522
4,200	United States Treasury Bills (5)	(AA+, Aaa)	06/15/23	3.026	4,092,672
3,200	United States Treasury Bills (5)	(AA+, Aaa)	08/10/23	3.192	3,099,513
29,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.037% (2),(6)	(AA+, Aaa)	07/31/24	3.334	28,967,061
37,960	United States Treasury Floating Rate Notes, USBMMY3M + 0.049% (2)	(AA+, Aaa)	01/31/23	3.346	37,997,588
70,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.034% (2)	(AA+, Aaa)	04/30/23	3.331	70,388,703
54,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.029% (2)	(AA+, Aaa)	07/31/23	3.326	54,563,484
34,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.035% (2)	(AA+, Aaa)	10/31/23	3.332	34,035,982
85,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.015% (2),(6)	(AA+, Aaa)	01/31/24	3.282	84,999,182
44,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.075% (2),(7)	(AA+, Aaa)	04/30/24	3.222	43,942,335
3,000	United States Treasury Notes	(AA+, Aaa)	04/30/23	0.125	2,932,817
6,900	United States Treasury Notes (4)	(AA+, Aaa)	08/31/24	3.250	6,777,902
3,600	United States Treasury Notes	(AA+, Aaa)	08/15/25	3.125	3,490,734
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $381,359,694)					381,085,495

SHORT-TERM INVESTMENTS (5.3%)
15,855,614	State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.94%				15,855,614
16,337,903	State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(8)				16,337,903
TOTAL SHORT-TERM INVESTMENTS (Cost $32,193,517)					32,193,517

Credit Suisse Trust - Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)

Value
TOTAL INVESTMENTS AT VALUE (103.4%) (Cost $645,408,351)	$630,680,692

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.4%)	(20,792,771)

NET ASSETS(9) (100.0%)	$609,887,921

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, these securities amounted to a value of $19,715,329 or 3.2% of net assets.
(2)	Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2022.
(3)	Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 23 physical commodities.
(4)	Security or portion thereof is out on loan.
(5)	Securities are zero coupon. Rate presented is cost yield as of September 30, 2022.
(6)	At September 30, 2022, $22,491,999 in the value of these securities has been pledged as collateral for open swap contracts.
(7)	At September 30, 2022, $4,993,400 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.
(8)	Represents security purchased with cash collateral received for securities on loan.
(9)	As of September 30, 2022, the Credit Suisse Commodity Return Strategy Fund held $86,644,102 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Return Strategy Fund, Ltd., representing 14.2% of the Fund’s consolidated net assets.

INVESTMENT ABBREVIATIONS

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	Mar 2023	9	$717,356	$(9,817)
Corn Futures	USD	Dec 2022	53	1,795,375	(40,586)
Cotton No. 2 Futures	USD	Dec 2022	4	170,680	(33,973)
Cotton No. 2 Futures	USD	Mar 2023	10	417,250	(10,933)
Soybean Futures	USD	Nov 2022	30	2,047,125	(153,526)
Soybean Meal Futures	USD	Dec 2022	20	806,000	(39,063)
Soybean Meal Futures	USD	Mar 2023	13	516,360	(13,713)
Soybean Oil Futures	USD	Dec 2022	25	923,400	(77,632)
Sugar No. 11 Futures	USD	Mar 2023	42	831,667	(14,251)
Wheat Futures	USD	Dec 2022	22	1,013,650	67,028
Wheat Futures	USD	Mar 2023	13	640,413	38,092
					$(288,374)
Energy
Brent Crude Oil Futures	USD	Jan 2023	26	2,171,520	$(164,297)
Gasoline RBOB Futures	USD	Nov 2022	3	298,595	(8,475)
Light Sweet Crude Oil Futures	USD	Dec 2022	22	1,731,840	(129,530)
Light Sweet Crude Oil Futures	USD	Jan 2023	7	544,250	(7,016)
Low Sulphur Gasoil Futures	USD	Dec 2022	8	721,800	18,503
Natural Gas Futures	USD	Apr 2023	115	5,620,050	(968,863)
NY Harbor ULSD Futures	USD	Dec 2022	4	525,336	6,732
					$(1,252,946)
Industrial Metals
Copper Futures	USD	Mar 2023	15	1,272,750	$43,302
LME Nickel Futures	USD	Dec 2022	5	632,760	(96,123)
LME Primary Aluminum Futures	USD	Dec 2022	23	1,242,575	(79,413)
LME Zinc Futures	USD	Dec 2022	11	820,325	(66,440)
					$(198,674)

Credit Suisse Trust - Commodity Return Strategy Portfolio
Consolidated Schedule of Investments (continued)
September 30, 2022 (unaudited)

Futures Contracts (continued)
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Livestock
Lean Hogs Futures	USD	Dec 2022	22	670,780	$(99,938)
Live Cattle Futures	USD	Dec 2022	24	1,411,680	(32,718)
					$(132,656)
Precious Metals
Gold 100 oz. Futures	USD	Dec 2022	27	$4,514,400	$(122,655)
Silver Futures	USD	Mar 2023	13	1,246,960	35,713
					$(86,942)
Contracts to Sell
Energy
Natural Gas Futures	USD	Nov 2022	(73)	(4,939,180)	$1,265,867
					$(693,725)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$23,321,245	10/12/22	Bank of America	Bloomberg Commodity Index Total Return	3.38%	At Maturity	$—	$(1,676,955)
USD	72,328,280	10/12/22	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	3.53%	At Maturity	—	(5,369,069)
USD	18,190,914	10/17/22	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	3.38%	At Maturity	—	(1,257,565)
USD	55,427,045	10/13/22	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	3.36%	At Maturity	—	(3,985,064)
USD	74,563,028	10/13/22	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(b)	3.53%	At Maturity	—	(5,589,006)
USD	78,281,755	10/14/22	Societe Generale	Bloomberg Commodity Index Total Return	3.38%	At Maturity	—	(5,628,988)
USD	46,019,990	10/14/22	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	3.41%	At Maturity	—	(3,181,966)
USD	78,413,764	10/14/22	Societe Generale	Societe Generale P04 TR Index(c)	3.53%	At Maturity	—	(5,796,594)
USD	90,609,874	10/14/22	UBS	Bloomberg Commodity Index Total Return	3.38%	At Maturity	—	(6,515,464)
							$—	$(39,000,671)

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2022 (unaudited)

(a)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/22 Value(1)
NYMEX Nat Gas NOV 22 Futures	14.80%	146.72	9,927,155
COMEX Gold DEC 22 Futures	13.16%	52.81	8,829,849
NYMEX WTI Crude Oil DEC 22 Futures	7.76%	66.10	5,203,566
ICE Brent Crude Oil DEC 22 Futures	6.82%	53.72	4,573,724
CBOT Corn DEC 22 Futures	5.82%	115.28	3,904,978
CBOT Soybeans NOV 22 Futures	5.26%	51.72	3,529,101
COMEX High Grade Copper DEC 22 Futures	3.93%	30.91	2,637,389
COMEX Silver DEC 22 Futures	3.81%	26.86	2,557,017
CME Live Cattle DEC 22 Futures	3.53%	40.29	2,369,806
ICE Gas Oil NOV 22 Futures	3.50%	24.93	2,347,818
CBOT Wheat DEC 22 Futures	3.34%	48.70	2,243,668
CBOT Soy Meal DEC 22 Futures	3.14%	52.34	2,109,289
CBOT Bean Oil JAN 23 Futures	3.09%	56.78	2,074,253
LME Aluminium DEC 22 Futures	2.84%	35.27	1,905,501
LME Nickel DEC 22 Futures	2.70%	14.33	1,813,082
NYMEX Heating Oil DEC 22 Futures	2.57%	13.14	1,725,147
NYBOT Sugar MAR 23 Futures	2.52%	85.22	1,687,466
LME Zinc DEC 22 Futures	2.45%	22.06	1,644,853
NYBOT Coffee MAR 23 Futures	2.35%	19.78	1,576,887
NYMEX Unleaded Gasoline DEC 22 Futures	2.09%	14.66	1,403,155
KCBOT Kansas Wheat DEC 22 Futures	2.02%	27.37	1,356,629
CME Lean Hogs DEC 22 Futures	1.45%	31.82	970,055
NYBOT Cotton DEC 22 Futures	1.02%	16.11	687,445

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of September 30, 2022.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2022 (unaudited)

(b)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/22 Value(1)
NYMEX Nat Gas NOV 22 Futures	14.80%	151.14	10,225,860
COMEX Gold DEC 22 Futures	13.16%	54.40	9,095,537
NYMEX WTI Crude Oil DEC 22 Futures	7.76%	68.09	5,360,140
ICE Brent Crude Oil JAN 23 Futures	6.80%	56.27	4,699,848
CBOT Corn DEC 23 Futures	5.79%	129.74	4,000,871
CBOT Soybeans NOV 22 Futures	5.26%	53.27	3,635,291
COMEX High Grade Copper DEC 22 Futures	3.93%	31.84	2,716,747
COMEX Silver DEC 22 Futures	3.81%	27.67	2,633,957
CME Live Cattle DEC 22 Futures	3.50%	41.15	2,420,689
ICE Gas Oil NOV 22 Futures	3.50%	25.68	2,418,463
CBOT Wheat DEC 22 Futures	3.34%	50.16	2,311,180
CBOT Soy Meal DEC 22 Futures	3.14%	53.91	2,172,758
CBOT Bean Oil DEC 22 Futures	3.08%	57.66	2,129,605
LME Aluminium DEC 22 Futures	2.84%	36.33	1,962,837
LME Nickel DEC 22 Futures	2.70%	14.76	1,867,638
NYMEX Heating Oil NOV 22 Futures	2.62%	13.37	1,809,689
NYBOT Sugar MAR 23 Futures	2.52%	87.78	1,738,242
LME Zinc DEC 22 Futures	2.45%	22.72	1,694,347
NYBOT Coffee DEC 22 Futures	2.39%	19.89	1,652,429
NYMEX Unleaded Gasoline DEC 22 Futures	2.09%	15.10	1,445,376
KCBOT Kansas Wheat DEC 22 Futures	2.02%	28.19	1,397,450
CME Lean Hogs DEC 22 Futures	1.45%	32.77	999,244
NYBOT Cotton DEC 22 Futures	1.02%	16.60	708,130

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of September 30, 2022.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2022 (unaudited)

(c)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/22 Value(1)
NYMEX Nat Gas NOV 22 Futures	14.78%	158.91	10,751,825
COMEX Gold DEC 22 Futures	13.15%	57.21	9,566,069
NYMEX WTI Crude Oil NOV 22 Futures	7.76%	71.00	5,643,617
ICE Brent Crude Oil JAN 23 Futures	6.80%	59.19	4,943,803
CBOT Corn DEC 22 Futures	5.82%	124.92	4,231,622
CBOT Soybeans NOV 22 Futures	5.26%	56.04	3,824,245
COMEX High Grade Copper MAR 23 Futures	3.92%	33.59	2,850,179
COMEX Silver MAR 23 Futures	3.81%	28.88	2,770,159
CME Live Cattle DEC 22 Futures	3.50%	43.29	2,546,102
ICE Gas Oil NOV 22 Futures	3.50%	27.01	2,543,920
CBOT Wheat DEC 22 Futures	3.34%	52.77	2,431,164
CBOT Soy Meal DEC 22 Futures	3.14%	56.72	2,285,672
CBOT Bean Oil MAR 23 Futures	3.10%	62.48	2,253,664
LME Aluminium DEC 22 Futures	2.84%	38.21	2,064,525
LME Nickel DEC 22 Futures	2.70%	15.52	1,964,136
NYMEX Heating Oil NOV 22 Futures	2.62%	14.07	1,903,757
NYBOT Sugar MAR 23 Futures	2.51%	92.32	1,828,101
LME Zinc DEC 22 Futures	2.45%	23.90	1,782,271
NYBOT Coffee MAR 23 Futures	2.35%	21.44	1,708,798
NYMEX Unleaded Gasoline NOV 22 Futures	2.13%	15.58	1,550,940
KCBOT Kansas Wheat DEC 22 Futures	2.02%	29.64	1,469,465
CME Lean Hogs DEC 22 Futures	1.45%	34.48	1,051,176
NYBOT Cotton DEC 22 Futures	1.02%	17.46	744,917

(1) Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of September 30, 2022.

SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Portfolio’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the Board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in mutual funds are valued at the net asset value as reported on each business day and under normal circumstances. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The SEC adopted a new rule providing a framework for portfolio valuation practices (“Rule 2a-5”). Rule 2a-5 went into effect on March 8, 2021, with a compliance date of September 8, 2022. Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit portfolio boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a portfolio must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issues guidance, including with respect to the role a board in determining fair value and the accounting and auditing of portfolio investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities
Commodity Indexed Structured Notes	$—	$19,715,329	$—	$19,715,329
United States Agency Obligations	—	197,686,351	—	197,686,351
United States Treasury Obligations	—	381,085,495	—	381,085,495
Short-term Investments	15,855,614	16,337,903	—	32,193,517
	$15,855,614	$614,825,078	$—	$630,680,692
Other Financial Instruments*
Futures Contracts	$1,475,237	$—	$—	$1,475,237

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$2,168,962	$—	$—	$2,168,962
Swap Contracts	$—	$39,000,671	$—	$39,000,671

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the period ended September 30, 2022, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio's website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.